Document and Entity Information	Mar. 23, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	BAXTER INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000010456
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4448
Entity Tax Identification Number	36-0781620
Entity Address, Address Line One	One Baxter Parkway
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	948-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	NYSE
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
M 1.3 Global Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.3% Global Notes due 2025
Trading Symbol	BAX 25
Security Exchange Name	NYSE
M 1.3 Global Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.3% Global Notes due 2029
Trading Symbol	BAX 29
Security Exchange Name	NYSE
M 0.4 Global Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.4% Global Notes due 2024
Trading Symbol	BAX 24
Security Exchange Name	NYSE